SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Subsequent to the quarter ended June 30, 2024, one Kamsarmax newbuilding under construction was delivered to the Company in August 2024, bringing the total to nine delivered Kamsarmaxes, and the last Kamsarmax newbuilding vessel is scheduled to be delivered to us by the fourth quarter of 2024. As a result, we drew down $21.6 million on the $85 million facility and we paid final installment of $19.8 million for the related newbuilding contract.

In August 2024, the Panamax vessel, Golden Ruby, was delivered to its new owner and we expect to record a gain of approximately $4.3 million in the third quarter of 2024.

On August 28, 2024, the Company announced a cash dividend to the Company's shareholders of $0.30 per share in respect of the second quarter of 2024, which is payable on or about September 20, 2024, to shareholders of record on September 11, 2024. Shareholders holding the Company's shares through the Euronext VPS may receive this cash dividend later, on or about September 23, 2024.